COMMITMENTS - Additional Information (Detail) (USD $) In Thousands, unless otherwise specified	12 Months Ended
	Dec. 31, 2011	Dec. 31, 2010	Dec. 31, 2009
Leases Disclosure [Line Items]
Lease expiration year	2016
Rental expense under operating leases	$ 13,340	$ 8,889	$ 6,573
Contractual commitments for purchases of equipment and leasehold improvements	13,478
Contractual commitments for purchases of equipment and leasehold improvements to be paid in 2012	13,475
Contractual commitments for purchases of equipment and leasehold improvements to be paid in 2013	$ 3